Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of fair value recurring basis and level of inputs used in such measurements - EQRx, INC. [Member] - USD ($)
$ in Thousands
	Dec. 31, 2020	Dec. 31, 2019
Cash equivalents:
Amortized Costs	$ 487,682
Gross Unrealized Gain
Gross Unrealized Loss
Aggregate FairValue	487,682
Financial liabilities
Amortized Costs		$ 25,882
Gross Unrealized Gain
Gross Unrealized Loss
Aggregate FairValue		25,882
Level 1 [Member] | Money Market Funds [Member]
Cash equivalents:
Amortized Costs	361,087
Gross Unrealized Gain
Gross Unrealized Loss
Aggregate FairValue	361,087
Level 2 [Member] | Commercial Bonds (Due within 90 Days) [Member]
Cash equivalents:
Amortized Costs	32,059
Gross Unrealized Gain
Gross Unrealized Loss
Aggregate FairValue	32,059
Level 2 [Member] | Commercial Paper (Due within 90 Days) [Member]
Cash equivalents:
Amortized Costs	94,536
Gross Unrealized Gain
Gross Unrealized Loss
Aggregate FairValue	$ 94,536
Convertible Promissory Notes [Member] | Level 2 [Member]
Financial liabilities
Amortized Costs		25,882
Gross Unrealized Gain
Gross Unrealized Loss
Aggregate FairValue		$ 25,882